Note 11 - Subsequent Events	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Subsequent Events [Text Block]
11.

Subsequent Events

Cash Exercise of Outstanding Warrants

Between
February 5
and
March 23, 2021,
the company issued
223,938
shares of common stock as the result of the exercise of outstanding registered warrants. The warrants were exercised at
$4.54
per share. Total cash received was approximately
$1.0
million.

Cashless Exercise of Outstanding Warrants

Between
February 2
and
March 23, 2021,
warrants to purchase
531,140
shares of common stock were exercised on a net, cashless basis, resulting in the issuance of the
188,607
shares.